BUSINESS COMBINATION (Detail Textuals 7) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Apex	Jun. 30, 2012 Apex	Dec. 31, 2012 Apex	Dec. 31, 2011 Apex	Jun. 30, 2012 Illume Mobile	Jun. 30, 2012 Illume Mobile	Dec. 31, 2012 Illume Mobile	Dec. 31, 2011 Illume Mobile	Jun. 30, 2013 Apex and Illume Mobile's	Jun. 30, 2012 Apex and Illume Mobile's	Dec. 31, 2012 Apex and Illume Mobile's	Jun. 30, 2013 Apex and Illume Mobile's	Jun. 30, 2012 Apex and Illume Mobile's
Business Acquisition [Line Items]
Amortization of intangible assets							$ 229,000	$ 572,000	$ 572,000	$ 1,392,000	$ 53,000	$ 106,000	$ 125,000	$ 214,000
Net increase in interest expense							116,000	291,000	291,000	708,000		617,284
Number of common stock issued (in shares)								325,000	325,000				617,284
Revenue	14,721,000	17,767,000	28,493,000	35,577,000	71,501,000	58,359,000									1,200,000	200,000	1,500,000	1,900,000	500,000
Net loss	$ (1,116,000)	$ (1,284,000)	$ (3,218,000)	$ (1,521,000)	$ (3,866,000)	$ (5,168,000)									$ (500,000)		$ 1,800,000	$ (1,200,000)